Shareholders' Equity - Schedule of Preferred Stock (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended						12 Months Ended
	Sep. 30, 2018	Apr. 30, 2016	May 31, 2015	Nov. 30, 2014	Feb. 28, 2014	Aug. 31, 2012	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Class of Stock [Line Items]
Proceeds from issuance of preferred stock, net of issuance costs							$ 495	$ 0	$ 493
Series C Preferred Stock, Depository Share
Class of Stock [Line Items]
Depositary shares issued (shares)						20,000,000
Liquidation preference per share (USD per share)						$ 25
Series C Preferred Stock
Class of Stock [Line Items]
Ownership Interest Per Depositary Share						0.025%
Liquidation preference per share (USD per share)						$ 100,000
Proceeds from issuance of preferred stock, net of issuance costs						$ 488
Series D Preferred Stock, Depository Share
Class of Stock [Line Items]
Depositary shares issued (shares)					30,000,000
Liquidation preference per share (USD per share)					$ 25
Series D Preferred Stock
Class of Stock [Line Items]
Ownership Interest Per Depositary Share					0.025%
Liquidation preference per share (USD per share)					$ 100,000
Proceeds from issuance of preferred stock, net of issuance costs					$ 742
Series E Preferred Stock, Depository Share
Class of Stock [Line Items]
Depositary shares issued (shares)				30,000,000
Liquidation preference per share (USD per share)				$ 25
Series E Preferred Stock
Class of Stock [Line Items]
Ownership Interest Per Depositary Share				0.025%
Liquidation preference per share (USD per share)				$ 100,000
Proceeds from issuance of preferred stock, net of issuance costs				$ 728
Series F Preferred Stock, Depository Share
Class of Stock [Line Items]
Depositary shares issued (shares)			750,000
Liquidation preference per share (USD per share)			$ 1,000
Series F Preferred Stock
Class of Stock [Line Items]
Ownership Interest Per Depositary Share			1.00%
Liquidation preference per share (USD per share)			$ 100,000
Proceeds from issuance of preferred stock, net of issuance costs			$ 742
Series G Preferred Stock, Depository Share
Class of Stock [Line Items]
Depositary shares issued (shares)		20,000,000
Liquidation preference per share (USD per share)		$ 25
Series G Preferred Stock
Class of Stock [Line Items]
Ownership Interest Per Depositary Share		0.025%
Liquidation preference per share (USD per share)		$ 100,000
Proceeds from issuance of preferred stock, net of issuance costs		$ 493
Series H Preferred Stock, Depository Share
Class of Stock [Line Items]
Depositary shares issued (shares)	500,000
Liquidation preference per share (USD per share)	$ 1,000
Series H Preferred Stock
Class of Stock [Line Items]
Depositary shares issued (shares)	500,000
Ownership Interest Per Depositary Share	1.00%
Liquidation preference per share (USD per share)	$ 100,000
Proceeds from issuance of preferred stock, net of issuance costs	$ 494